Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

The significant components of the Partnership’s deferred tax assets and liabilities are as follows:

	December 31, 2018 $	December 31, 2017 $
Deferred tax assets:
Tax losses carried forward (1)	251,240	120,789
Other	2,887	6,204
Total deferred tax assets	254,127	126,993
Deferred tax liabilities:
Vessels and equipment	17,018	14,046
Other	5,531	985
Total deferred tax liabilities	22,549	15,031
Net deferred tax assets	231,578	111,962
Valuation allowance	(224,593)	(85,560)
Net deferred tax assets	6,985	26,402
Disclosed in:
Deferred tax asset	9,168	28,110
Other long-term liabilities	2,183	1,708
Net deferred tax assets	6,985	26,402

(1)
As at December 31, 2018, the income tax losses carried forward of $1,040.4 million (December 31, 2017 - $509.8 million) are available to offset future taxable income in the applicable jurisdictions, of which $651.9 million can be carried forward indefinitely, $0.4 million will expire in 2019, $0.5 million will expire in 2020, $0.4 million will expire in 2021, $0.5 million will expire in 2022, $2.2 million will expire in 2023, $0.3 million will expire in 2024, $0.6 million will expire in 2025, $0.1 million will expire in 2026 and $383.3 million will expire in 2034.

The components of the provision for income taxes are as follows:

	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $
Current	(4,051)	(1,772)	(3,954)
Deferred	(18,606)	1,870	(4,854)
Income tax (expense) recovery	(22,657)	98	(8,808)

The Partnership operates in countries that have differing tax laws and rates. Consequently, a consolidated weighted average tax rate will vary from year to year according to the source of earnings or losses by country and the change in applicable tax rates. Reconciliations of the tax charge related to the current year at the applicable statutory income tax rates and the actual tax charge related to the current year are as follows:

	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $
Net (loss) income before taxes	(101,288)	(299,540)	53,283
Net (loss) income not subject to taxes	(253,605)	(244,045)	(19,706)
Net income (loss) subject to taxes	152,317	(55,495)	72,989
At applicable statutory tax rates	28,437	(15,784)	12,972
Permanent differences	(23,179)	2,424	(13,277)
Adjustments related to currency differences	(338)	5,847	(1,869)
Valuation allowance	17,737	7,415	10,982
Tax expense (recovery) related to current year	22,657	(98)	8,808

The following is a tabular reconciliation of the Partnership’s total amount of unrecognized tax benefits at the beginning and end of 2018, 2017 and 2016:

	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $
Balance of unrecognized tax benefits as at beginning of the year	1,410	2,174	4,047
Decreases for positions related to prior years	(189)	(930)	(3,376)
Increases for positions related to the current year	375	166	1,503
Balance of unrecognized tax benefits as at end of the year	1,596	1,410	2,174

The Partnership does not presently anticipate such uncertain tax positions will significantly increase or decrease in the next 12 months; however, actual developments could differ from those currently expected. The tax years 2010 through 2018 remain open to examination by some of the taxing jurisdictions in which the Partnership is subject to tax.

The interest and penalties on unrecognized tax benefits included in the tabular reconciliation above are not material.